Prepaid Expenses and Deposits	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Prepaid Expenses and Deposits [Abstract]
Prepaid Expenses and Deposits

4. Prepaid Expenses and Deposits

Prepaid expenses and deposits as of June 30, 2026 and March 31, 2026 consisted of the following:

	June 30, 2026	March 31, 2026
	US$	US$
Current assets:
Prepaid referral fees	9,513,671	4,021,019
Prepaid professional fees	—	20,000
Prepayment in connection with MCM Acquisition	282,051	—
Other prepaid expenses	12,375	16,500
Total prepaid expenses and deposits	9,808,097	4,057,519

Non-current assets:
Lease deposits	86,316	86,316
Total long-term prepaid expenses and deposits	86,316	86,316

Prepaid expenses and deposits consisted primarily of prepaid referral fees, professional fees and lease deposits. Prepaid referral fees represent amounts paid to third-party referral partners in advance of services to be rendered. Prepayment related to the MCM Acquisition pertains to the acquisition completed on July 9, 2026, whereby the Company acquired MCM at a total purchase price of HK$2,200,000 (approximately US$280,000). Lease deposits represent refundable deposits under office lease and utility service agreements, of which the non-current portion is expected to be recovered after more than one year.

As of June 30, 2026 and March 31, 2026, outstanding prepaid referral fees balances were approximately HK$74.2 million (US$9.5 million) and HK$31.2 million (US$4.0 million), respectively. The Company determined that these outstanding balances were not impaired as of June 30, 2026 and March 31, 2026, respectively, given such prepayments will be offset against future referral fees.

4. Prepaid Expenses and Deposits

Prepaid expenses and deposits as of March 31, 2026 and 2025 consisted of the following:

	March 31, 2026	March 31, 2025
	US$	US$
Current assets:
Prepaid referral fees	4,021,019	105,748
Prepaid professional fees	20,000	20,000
Other prepaid expenses	16,500	19,020
Total prepaid expenses and deposits	4,057,519	144,768

Non-current assets:
Lease deposits	86,316	86,316
Total long-term prepaid expenses and deposits	86,316	86,316

Prepaid expenses and deposits consisted primarily of prepaid referral fees, professional fees and lease deposits. Prepaid referral fees represent amounts paid to third-party referral partners in advance of services to be rendered. Prepaid professional fees primarily consist of audit fees paid in advance for audit services. Lease deposits represent refundable deposits under office lease and utility service agreements, of which the non-current portion is expected to be recovered after more than one year.

As of March 31, 2026 and March 31, 2025, outstanding prepaid referral fees balances were approximately HK$31.2 million (US$4.0 million) and HK$0.77 million (US$0.1 million), respectively. The Company determined that these outstanding balances were not impaired as of March 31, 2026 and March 31, 2025, respectively, given such prepayments will be offset against future referral fees.